Contingent Consideration Payable	12 Months Ended
Jun. 30, 2025
Contingent Consideration Payable [Abstract]
Contingent Consideration Payable

11. Contingent Consideration Payable

Components of contingent consideration payable are as follows as of June 30,:

	2025	2024
Contingent consideration payable – acquisition of 51% interest in SuperX Industries (Note a)	$20,016,896	$—
Contingent consideration payable - acquisition of additional 49% interest in SuperX Industries (Note b)	9,616,168	—
Total	$29,633,064	$—

Notes:

a.	The contingent consideration payable represented the Company’s contingent obligations to issue up to an additional 2,387,500 shares of the Company’s common stock in aggregate as contingent consideration based on each amount of recover loans receivable owed to the SuperX Industries by the seller that the seller collects for the Company post-closing within 365 days from the date of the acquisition agreement. The Company shall issue to the seller additional shares, at $4.00 per ordinary share, for which the value shall be equivalent to 51% of the collected amount, calculated based on the prevailing exchange rate at the bank on the date of collection.

b.	The contingent consideration payable represented the Company’s contingent obligations to issue up to an additional 1,146,961 shares of the Company’s common stock in aggregate as contingent consideration based on each amount of recover loans receivable owed to the SuperX Industries by the seller that the seller collects for the Company post-closing within 365 days from the date of the acquisition agreement. The Company shall issue to the seller additional shares, at $8.00 per ordinary share, for which the value shall be equivalent to 49% of the collected amount, calculated based on the prevailing exchange rate at the bank on the date of collection.

The movement of contingent consideration payable are as follows:

	2025	2024
Beginning balance	$—	$—
Additions	29,130,094	—
Fair value change	502,970	—
Balance at end of the year ended June 30	$29,633,064	$—

The fair values of contingent consideration payable at each measurement dates were estimated using the multiple-scenario model. Multiple scenario model involves considering multiple possible scenarios that consideration shares would be issued, and each scenario is weighted with an estimated probability factor. Since the contingent consideration shares are dependent on the repayment amount of the loans receivable due from the seller to SuperX Industries with two scenarios (1. default and 2. non-default) considered, with the probability for default scenario same as the default probability adopted in valuing the CECL for the loans receivable on the same day.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s contingent consideration payable at their measurement dates:

	As of April 8, 2025	As of May 14, 2025	As of June 30, 2025
Probability of repayment	97.86%	97.86%	97.76%
Lack of marketability discounts	15.00%	15.00%	15.00%